Employee Benefit Plans (Weighted-Average Grant Date Fair Value Of Restricted Stock Awards) (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Employee Benefit Plans [Abstract]
Nonvested restricted stock, shares, beginning balance	2,345,555
Nonvested restricted stock, granted	901,660
Nonvested restricted stock, vested	(634,202)
Nonvested restricted stock, forfeited	(150,154)
Nonvested restricted stock, expired	(3,899)
Nonvested restricted stock, shares, ending balance	2,458,960	2,345,555
Nonvested restricted stock, weighted average grant date fair value, beginning balance	$ 55.11
Nonvested restricted stock, weighted average grant date fair value, granted	$ 49.29	$ 41.16	$ 68.10
Nonvested restricted stock, weighted average grant date fair value, vested	$ 62.18
Nonvested restricted stock, weighted average grant date fair value, forfeited	$ 51.35
Nonvested restricted stock, weighted average grant date fair value, expired	$ 59.66
Nonvested restricted stock, weighted average grant date fair value, ending balance	$ 51.38	$ 55.11